Company Information (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 21, 2023	Dec. 21, 2023	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 20, 2023
Incurred losses from operations			$ 8,833	$ 14,630	$ 37,693	$ 46,395
Accumulated deficit			$ 160,713		$ 150,588	$ 104,457
Gross proceeds	$ 21,014
Cash held in trust account	$ 1,264	$ 1,264
Common stock price per share							$ 0.10
Common Class A [Member]
Common stock price per share	$ 10.00	$ 10.00
Mobix Labs Inc [Member]
Private investment in public equity		$ 19,750